Shareholder Report, Line Graph (Details) - USD ($)																			1 Months Ended			2 Months Ended	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended			7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended		11 Months Ended						12 Months Ended								13 Months Ended		15 Months Ended	18 Months Ended		22 Months Ended	23 Months Ended					24 Months Ended						25 Months Ended		30 Months Ended		34 Months Ended	35 Months Ended				36 Months Ended						37 Months Ended		42 Months Ended	46 Months Ended	47 Months Ended				48 Months Ended					49 Months Ended		54 Months Ended	58 Months Ended	59 Months Ended				60 Months Ended				61 Months Ended		70 Months Ended	71 Months Ended			72 Months Ended				73 Months Ended		82 Months Ended	83 Months Ended		84 Months Ended			85 Months Ended		94 Months Ended	95 Months Ended		96 Months Ended		107 Months Ended	108 Months Ended		119 Months Ended	120 Months Ended
	Sep. 11, 2024	Jun. 12, 2024	Sep. 20, 2023	Mar. 01, 2023	Sep. 08, 2022	Sep. 15, 2021	Feb. 24, 2021	Sep. 16, 2020	Sep. 25, 2019	Sep. 12, 2019	Sep. 12, 2018	Aug. 09, 2018	Jul. 25, 2018	Nov. 08, 2017	Sep. 27, 2017	Sep. 14, 2016	Oct. 07, 2015	Aug. 31, 2015	Sep. 30, 2024	Aug. 31, 2018	Aug. 31, 2018	Oct. 31, 2024	Nov. 30, 2024	Aug. 31, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Aug. 31, 2023	Aug. 31, 2021	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Aug. 31, 2018	Jul. 31, 2025	Aug. 31, 2024	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2018	Aug. 31, 2016	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2019	Aug. 31, 2025	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2019	Aug. 31, 2017	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2020	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2020	Aug. 31, 2018	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2024	Aug. 31, 2021	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2021	Aug. 31, 2019	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2020	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2021	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025
C000197647 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2027 Corporate Bond ETF — NAV Return
Accumulated Value															$ 10,000																								$ 9,830																			$ 11,193															$ 12,117														$ 12,352													$ 11,119										$ 11,288									$ 12,147								$ 12,759
C000197655 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2025 Corporate Bond ETF — NAV Return
Accumulated Value																	$ 10,000																							$ 10,873																			$ 11,005															$ 10,843														$ 12,084													$ 13,027										$ 13,190									$ 12,316								$ 12,561			$ 13,327			$ 13,961
C000197656 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2026 Corporate Bond ETF — NAV Return
Accumulated Value																$ 10,000																															$ 10,229																	$ 10,030															$ 11,332													$ 12,335												$ 12,477										$ 11,381								$ 11,567							$ 12,361			$ 12,950
C000197657 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco Bloomberg Pricing Power ETF — NAV Return
Accumulated Value																		$ 10,000																														$ 11,337																	$ 12,821															$ 14,904													$ 16,285												$ 17,624										$ 21,785								$ 20,797							$ 22,119			$ 27,185		$ 29,586
C000197658 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2025 High Yield Corporate Bond ETF — NAV Return
Accumulated Value															10,000																								10,164																			10,872															11,153														12,086													11,502										12,398									13,543								14,320
C000201205 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco Investment Grade Defensive ETF — NAV Return
Accumulated Value													$ 10,000							$ 10,071																													$ 10,854																		$ 11,559															$ 11,587												$ 10,712													$ 10,819									$ 11,662								$ 12,290
C000202950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2028 Corporate Bond ETF — NAV Return
Accumulated Value												$ 10,000									$ 10,035																													$ 11,478																$ 12,429															$ 12,665														$ 11,193											$ 11,414											$ 12,369								$ 13,043
C000202951 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2026 High Yield Corporate Bond ETF — NAV Return
Accumulated Value												10,000									10,055																													10,918																11,165															12,042														11,160											11,973											13,065								13,959
C000203478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco RAFITM Strategic US ETF — NAV Return
Accumulated Value											$ 10,000																																			$ 10,091																	$ 11,621															$ 16,208													$ 15,748												$ 18,026										$ 22,006								$ 24,334
C000203488 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2028 Municipal Bond ETF — NAV Return
Accumulated Value									$ 10,000																													$ 10,449																			$ 10,863															$ 9,751														$ 9,887													$ 10,337										$ 10,557
C000203494 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2025 Municipal Bond ETF — NAV Return
Accumulated Value									10,000																													10,420																			10,641															10,050														10,184													10,571										10,848
C000203495 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2026 Municipal Bond ETF — NAV Return
Accumulated Value									10,000																													10,354																			10,693															9,820														9,934													10,362										10,624
C000203496 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2027 Municipal Bond ETF — NAV Return
Accumulated Value									10,000																													10,300																			10,642															9,788														9,922													10,359										10,596
C000209106 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco Russell 1000® Dynamic Multifactor ETF — NAV Return
Accumulated Value														$ 10,000																				$ 11,497																				$ 12,182																$ 13,428														$ 20,427													$ 18,081											$ 21,345										$ 23,135								$ 26,451
C000209109 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco Russell 2000® Dynamic Multifactor ETF — NAV Return
Accumulated Value														10,000																				11,582																				10,491																10,372														17,023													14,729											15,662										17,227								19,238
C000213440 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2029 Corporate Bond ETF — NAV Return
Accumulated Value										$ 10,000																																			$ 11,096																	$ 11,242															$ 9,798													$ 9,974												$ 10,870										$ 11,472
C000213441 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2027 High Yield Corporate Bond ETF — NAV Return
Accumulated Value										10,000																																			10,432																	11,192															9,945													10,636												11,788										12,714
C000213743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2029 Municipal Bond ETF — NAV Return
Accumulated Value									10,000																													10,462																			10,830															9,608														9,747													10,231										10,394
C000213744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2030 Municipal Bond ETF — NAV Return
Accumulated Value								$ 10,000																													$ 10,409																			$ 8,981															$ 9,140														$ 9,621													$ 9,737
C000221367 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2028 High Yield Corporate Bond ETF — NAV Return
Accumulated Value								10,000																													10,676																			9,331															9,863														11,004													11,900
C000221368 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2030 Corporate Bond ETF — NAV Return
Accumulated Value								10,000																													10,055																			8,580															8,689														9,515													10,034
C000225365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco International Developed Dynamic Multifactor ETF — NAV Return
Accumulated Value							$ 10,000																						$ 10,938																								$ 8,473																$ 10,543														$ 11,991													$ 12,944
C000229787 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2031 Corporate Bond ETF — NAV Return
Accumulated Value						$ 10,000																																						$ 8,375																	$ 8,436															$ 9,241													$ 9,804
C000229788 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2029 High Yield Corporate Bond ETF — NAV Return
Accumulated Value						10,000																																						8,550																	9,052															10,223													10,962
C000229789 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2031 Municipal Bond ETF — NAV Return
Accumulated Value						10,000																																						8,446																	8,647															9,131													9,195
C000237719 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2032 Corporate Bond ETF — NAV Return
Accumulated Value					$ 10,000																																						$ 10,341																	$ 11,332															$ 11,940
C000237720 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2030 High Yield Corporate Bond ETF — NAV Return
Accumulated Value					10,000																																						10,513																	11,934															12,755
C000237721 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2032 Municipal Bond ETF — NAV Return
Accumulated Value				$ 10,000																								$ 10,077																								$ 10,672																$ 10,615
C000244604 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2033 Corporate Bond ETF — NAV Return
Accumulated Value			$ 10,000																																	$ 11,145																			$ 11,720
C000244605 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2031 High Yield Corporate Bond ETF — NAV Return
Accumulated Value			10,000																																	11,356																			12,103
C000244606 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2033 Municipal Bond ETF — NAV Return
Accumulated Value			10,000																																	10,791																			10,643
C000250315 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2034 Corporate Bond ETF — NAV Return
Accumulated Value		$ 10,000																						$ 10,396																											$ 10,903
C000250316 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2032 High Yield Corporate Bond ETF — NAV Return
Accumulated Value		10,000																						10,404																											11,096
C000253524 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2034 Municipal Bond ETF — NAV Return
Accumulated Value	$ 10,000																		$ 10,007			$ 9,770	$ 9,993		$ 9,837	$ 9,861	$ 9,990			$ 9,720	$ 9,653	$ 9,607	$ 9,674		$ 9,622							$ 9,705
C000261115 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2035 Corporate Bond ETF — NAV Return
C000261116 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares 2033 High Yield Corporate Bond ETF — NAV Return
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000	10,000		10,000	10,000		10,000		10,000		10,000	10,000		10,000	10,000	10,000																							10,504																			10,556															10,445														11,508													12,253										12,242									10,833								10,703			11,484			11,844
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500® Index
Accumulated Value																		10,000																														11,255																	13,082															15,655													16,112												19,647										25,770								22,876							26,524			33,721		39,076
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 3000® Index
Accumulated Value											10,000			10,000																				11,425												10,180																	12,363															16,449													14,264												16,369										20,648								23,919
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,000	10,000		10,000		10,000	10,000																													10,407																			10,761															9,832														9,999													10,608										10,616
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									MSCI EAFE® Index (Net)
Accumulated Value							10,000																						10,792																								8,655																10,206														12,187													13,877
Bloomberg U S Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Bloomberg U.S. Corporate Index
Accumulated Value		10,000	10,000		10,000	10,000		10,000		10,000		10,000			10,000	10,000	10,000																							10,843																			11,074															10,963														12,424													13,357										13,695									11,652								11,756			12,848			13,351
Invesco BulletShares USD Corporate Bond 2027 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® USD Corporate Bond 2027 Index
Accumulated Value															10,000																								9,878																			11,267															12,211														12,465													11,224										11,402									12,278								12,891
Invesco BulletShares USD Corporate Bond 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® USD Corporate Bond 2025 Index
Accumulated Value																	$ 10,000																							$ 10,936																			$ 11,107															$ 10,955														$ 12,212													$ 13,189										$ 13,367									$ 12,491								$ 12,753			$ 13,543			$ 14,207
Invesco BulletShares USD Corporate Bond 2026 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® USD Corporate Bond 2026 Index
Accumulated Value																$ 10,000																															$ 10,221																	$ 10,033															$ 11,345													$ 12,364												$ 12,523										$ 11,430								$ 11,636							$ 12,447			$ 13,047
Blended Invesco Bloomberg Pricing Power Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Blended - Invesco Bloomberg Pricing Power Benchmark
Accumulated Value																		$ 10,000																														$ 11,405																	$ 12,987															$ 15,192													$ 16,691												$ 18,168										$ 22,585								$ 21,679							$ 23,183			$ 28,611		$ 31,255
Bloomberg U S Corporate High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Bloomberg U.S. Corporate High Yield Index
Accumulated Value		10,000	10,000		10,000	10,000		10,000		10,000		10,000			10,000																								10,262																			10,936															11,450														12,612													11,275										12,083									13,600								14,723
Invesco BulletShares USD High Yield Corporate Bond 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® USD High Yield Corporate Bond 2025 Index
Accumulated Value															$ 10,000																								$ 10,203																			$ 10,948															$ 11,411														$ 12,439													$ 11,922										$ 12,979									$ 14,278								$ 15,188
Invesco Investment Grade Defensive Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco Investment Grade Defensive Index
Accumulated Value													10,000							10,070																													10,861																		11,594															11,651												10,796													10,923									11,799								12,454
iBoxx USD Liquid Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									iBoxx USD Liquid Investment Grade Index
Accumulated Value													$ 10,000							$ 10,057																													$ 11,637																		$ 12,616															$ 12,951												$ 10,761													$ 10,845									$ 11,887								$ 12,293
Invesco BulletShares USD Corporate Bond 2028 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® USD Corporate Bond 2028 Index
Accumulated Value												10,000									10,040																													11,516																12,493															12,758														11,279											11,517											12,488								13,175
Invesco BulletShares USD High Yield Corporate Bond 2026 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® USD High Yield Corporate Bond 2026 Index
Accumulated Value												$ 10,000									$ 10,048																													$ 10,949																$ 11,380															$ 12,369														$ 11,537											$ 12,440											$ 13,660								$ 14,701
Invesco Strategic US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco Strategic US Index
Accumulated Value											10,000																																			10,105																	11,650															16,290													15,853												18,178										22,226								24,623
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 1000® Index
Accumulated Value											$ 10,000			10,000																				11,388												$ 10,291																	$ 12,607															$ 16,673													$ 14,511												$ 16,746										$ 21,200								$ 24,642
Invesco BulletShares Municipal Bond 2028 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® Municipal Bond 2028 Index
Accumulated Value									10,000																													10,403																			10,915															9,838														9,997													10,491										10,757
Invesco BulletShares Municipal Bond 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® Municipal Bond 2025 Index
Accumulated Value									10,000																													10,420																			10,737															10,160														10,311													10,723										11,043
Invesco BulletShares Municipal Bond 2026 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® Municipal Bond 2026 Index
Accumulated Value									10,000																													10,430																			10,822															10,012														10,147													10,596										10,904
Invesco BulletShares Municipal Bond 2027 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® Municipal Bond 2027 Index
Accumulated Value									10,000																													10,413																			10,868															9,938														10,081													10,548										10,837
Russell 1000 Invesco Dynamic Multifactor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 1000® Invesco Dynamic Multifactor Index
Accumulated Value														10,000																				11,534																				12,255																13,531														20,651													18,323											21,705										23,606								27,082
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 2000® Index
Accumulated Value														10,000																				11,872																				10,341																10,964														16,125													13,241											13,857										16,417								17,758
Russell 2000 Invesco Dynamic Multifactor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 2000® Invesco Dynamic Multifactor Index
Accumulated Value														$ 10,000																				$ 11,626																				$ 10,580																$ 10,517														$ 17,315													$ 15,045											$ 16,093										$ 17,821								$ 19,987
Invesco BulletShares USD Corporate Bond 2029 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® USD Corporate Bond 2029 Index
Accumulated Value										10,000																																			11,116																	11,277															9,838													10,028												10,940										11,548
Invesco BulletShares USD High Yield Corporate Bond 2027 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® USD High Yield Corporate Bond 2027 Index
Accumulated Value										$ 10,000																																			$ 10,665																	$ 11,554															$ 10,356													$ 11,124												$ 12,384										$ 13,403
Invesco BulletShares Municipal Bond 2029 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® Municipal Bond 2029 Index
Accumulated Value									$ 10,000																													$ 10,452																			$ 10,960															$ 9,617														$ 9,782													$ 10,314										$ 10,533
Invesco BulletShares Municipal Bond 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® Municipal Bond 2030 Index
Accumulated Value								10,000																													10,512																			9,010															9,203														9,728													9,898
Invesco BulletShares USD High Yield Corporate Bond 2028 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® USD High Yield Corporate Bond 2028 Index
Accumulated Value								10,000																													10,744																			9,441															9,984														11,219													12,205
Invesco BulletShares USD Corporate Bond 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® USD Corporate Bond 2030 Index
Accumulated Value								$ 10,000																													$ 10,065																			$ 8,583															$ 8,699														$ 9,536													$ 10,068
FTSE Developed ex US Invesco Dynamic Multifactor Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FTSE Developed ex US Invesco Dynamic Multifactor Index (Net)
Accumulated Value							10,000																						10,970																								8,543																10,734														12,264													13,308
FTSE Developed ex US Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FTSE Developed ex US Index (Net)
Accumulated Value							$ 10,000																						$ 10,777																								$ 8,686																$ 10,064														$ 11,949													$ 13,721
Invesco BulletShares USD Corporate Bond 2031 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® USD Corporate Bond 2031 Index
Accumulated Value						10,000																																						8,386																	8,455															9,273													9,848
Invesco BulletShares USD High Yield Corporate Bond 2029 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® USD High Yield Corporate Bond 2029 Index
Accumulated Value						10,000																																						8,572																	9,119															10,337													11,156
Invesco BulletShares Municipal Bond 2031 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® Municipal Bond 2031 Index
Accumulated Value						$ 10,000																																						$ 8,420																	$ 8,625															$ 9,126													$ 9,243
Invesco BulletShares USD Corporate Bond 2032 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® USD Corporate Bond 2032 Index
Accumulated Value					10,000																																						10,220																	11,205															11,798
Invesco BulletShares USD High Yield Corporate Bond 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® USD High Yield Corporate Bond 2030 Index
Accumulated Value					$ 10,000																																						$ 10,562																	$ 12,072															$ 12,981
Invesco BulletShares Municipal Bond 2032 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® Municipal Bond 2032 Index
Accumulated Value				$ 10,000																								$ 10,101																								$ 10,747																$ 10,733
Invesco BulletShares USD Corporate Bond 2033 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® USD Corporate Bond 2033 Index
Accumulated Value			10,000																																	11,162																			11,748
Invesco BulletShares USD High Yield Corporate Bond 2031 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® USD High Yield Corporate Bond 2031 Index
Accumulated Value			10,000																																	11,423																			12,251
Invesco BulletShares Municipal Bond 2033 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® Municipal Bond 2033 Index
Accumulated Value			$ 10,000																																	$ 10,764																			$ 10,667
Invesco BulletShares USD Corporate Bond 2034 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® USD Corporate Bond 2034 Index
Accumulated Value		10,000																						10,399																											10,922
Invesco BulletShares USD High Yield Corporate Bond 2032 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® USD High Yield Corporate Bond 2032 Index
Accumulated Value		$ 10,000																						$ 10,418																											$ 11,170
Invesco BulletShares Municipal Bond 2034 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® Municipal Bond 2034 Index
Accumulated Value	$ 10,000																		$ 10,021			$ 9,793	$ 10,020		$ 9,850	$ 9,860	$ 9,984			$ 9,720	$ 9,657	$ 9,619	$ 9,683		$ 9,636							$ 9,724
Invesco BulletShares USD Corporate Bond 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® USD Corporate Bond 2035 Index
Invesco BulletShares USD High Yield Corporate Bond 2033 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Invesco BulletShares® USD High Yield Corporate Bond 2033 Index